Principal Funds, Inc.
Supplement dated October 2, 2017
to the Statutory Prospectus dated June 12, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR SHORT-TERM INCOME FUND
Under Management, delete Greg L. Tornga from the alphabetical list of portfolio managers.

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